FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	$ 30,221	$ 63,154	$ 11,875	$ 14,142
Amount due from related parties	1,287	483
Prepaid expenses and other current assets	20,012	6,616
Total current assets	110,830	104,478
Property and equipment, net	63,644	32,572
TOTAL ASSETS	250,226	165,361
Current liabilities:
Convertible loan		2,000
Accrued expenses and other current liabilities	24,275	17,191
Amount due to related parties	8,049	12,379
Total current liabilities	103,442	73,924
Equity:
Additional paid-in capital	1,342	4,341
Accumulated deficit	(137,129)	(135,390)
Accumulated other comprehensive income	3,764	4,522
Total iKang Healthcare Group, Inc. shareholders' deficit	(126,957)	(124,195)
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	250,226	165,361
PARENT COMPANY
Current assets:
Cash and cash equivalents	13,937	47,290	80	210
Amount due from related parties	27,622	9,780
Prepaid expenses and other current assets	334
Total current assets	41,893	57,070
Property and equipment, net	1	1
Investment in subsidiaries and VIE entities	99,584	40,908
TOTAL ASSETS	141,478	97,979
Current liabilities:
Convertible loan		2,000
Accrued expenses and other current liabilities	2,767	5,180
Amount due to related parties	1,151	1,016
Total current liabilities	3,918	8,196
Equity:
Additional paid-in capital	1,342	4,341
Accumulated deficit	(132,124)	(133,123)
Accumulated other comprehensive income	3,764	4,522
Total iKang Healthcare Group, Inc. shareholders' deficit	(126,957)	(124,195)	(52,212)	(48,245)
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	141,478	97,979
Series A convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares	6,496	6,496
Series A convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares	6,496	6,496
Series B convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares	6,512	6,512
Series B convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares	6,512	6,512
Series C1 convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares	5,700	5,700
Series C1 convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares	5,700	5,700
Series C2 convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares	1,709	1,709
Series C2 convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares	1,709	1,709
Series C3 convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares	4,157	4,157
Series C3 convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares	4,157	4,157
Series D1 convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares	29,750	30,176
Series D1 convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares	29,750	30,176
Series D2 convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares	11,300	12,356
Series D2 convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares	11,300	12,356
Series E convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares	54,098	54,098
Series E convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares	54,098	54,098
Series F convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares	144,795	92,774
Series F convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares	144,795	92,774
Class A common shares
Equity:
Common shares	45	49
Class A common shares | PARENT COMPANY
Equity:
Common shares	45	49
Class B common shares
Equity:
Common shares	16	16
Class B common shares | PARENT COMPANY
Equity:
Common shares	$ 16	$ 16